July 6, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4


             Re: Claymore Securities Defined Portfolios, Series 229
                              (File No. 333-125543)
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Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 1, 2005.

                                                               Very truly yours,


                                                       CLAYMORE SECURITIES, INC.